Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Derivative Financial Instruments [Abstract]
Summary of derivatives

		2023		2022
	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Fair value hedges
–interest rate swaps	10	187	27	435
– cross-currency swaps	18	—	126	—
Cash flow hedges
–interest rate swaps	—	—	5	—
– cross-currency swaps	97	13	127	121
– forward foreign currency contracts	48	55	70	71
Net investment hedges
– forward foreign currency contracts	81	9	45	247
Held-for-trading*
– interest rate swaps	—	—	12	14
– forward foreign currency contracts	36	131	149	41
Total	290	395	561	929
Current	181	189	430	427
Non-current	109	206	131	502
	290	395	561	929
Derivatives
– in respect of net debt**	147	317	438	605
– other	143	78	123	324
	290	395	561	929
Notes:
*Derivatives which do not meet the tests for hedge accounting under IFRS 9 or which are not designated as hedging instruments are referred to as ‘held-for-trading’. These derivatives principally consist of interest rate swaps and forward foreign currency contracts which have not been designated as hedges due to their value changes offsetting with other components of net finance costs relating to financial assets and financial liabilities. The Group does not use derivatives for speculative purposes. All derivatives are undertaken for risk management purposes.
**  Derivatives in respect of net debt are in a net liability position of £170 million as at 31 December 2023 (2022: net asset position of £167 million). The Group’s net debt is presented in note 23.

Summary of maturity dates of derivative financial instruments	The maturity dates of all gross-settled derivative financial instruments are as follows:

				2023				2022
	Assets		Liabilities		Assets		Liabilities
	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m	Inflow £m	Outflow £m
Within one year
–forward foreign currency contracts	8,163	(8,006)	10,354	(10,549)	12,506	(12,249)	8,691	(9,049)
– interest rate swaps	—	—	124	(256)	132	(144)	152	(310)
– cross-currency swaps	34	(42)	6	(10)	731	(608)	689	(767)
Between one and two years
–forward foreign currency contracts	171	(168)	182	(186)	199	(193)	243	(247)
– interest rate swaps	—	—	77	(151)	—	—	152	(283)
– cross-currency swaps	34	(35)	306	(316)	9	(15)	10	(17)
Between two and three years
– interest rate swaps	—	—	77	(124)	—	—	103	(192)
– cross-currency swaps	34	(33)	—	—	9	(15)	460	(502)
Between three and four years
– interest rate swaps	—	—	39	(31)	—	—	104	(169)
– cross-currency swaps	618	(488)	—	—	9	(15)	—	—
Between four and five years
– interest rate swaps	—	—	—	—	—	—	52	(43)
– cross-currency swaps	26	(21)	—	—	756	(579)	—	—
Beyond five years
– cross-currency swaps	458	(453)	—	—	—	—	—	—
	9,538	(9,246)	11,165	(11,623)	14,351	(13,818)	10,656	(11,579)

Summary of items designated as hedging instruments	The items designated as hedging instruments are as follows:

		2023		2022
	Nominal amount of hedging instrument £m	Changes in fair value used for calculating hedge ineffectiveness £m	Nominal amount of hedging instrument £m	Changes in fair value used for calculating hedge ineffectiveness £m
Interest rate risk exposure:
Fair value hedges
– interest rate swaps	2,798	79	4,657	(417)
– cross-currency swaps	451	13	710	11
Cash flow hedges
– interest rate swaps	—	—	1,247	(5)
– cross-currency swaps	859	(26)	1,825	60
Foreign currency risk exposure:
Cash flow hedges
– forward foreign currency contracts	2,807	(6)	3,695	(2)
Net investment hedges (derivative related)
– forward foreign currency contracts	4,329	69	6,407	(208)
Net investment hedges (non-derivative related)
– debt (carrying value) in borrowings designated as net investment hedges of net assets	380	9	389	21